Financial Risk Management Objectives and Policies (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Currency Risk Exposure
Cash, cash equivalents and financial assets Immatics N.V. held in USD

	As of
	December 31, 2021	December 31, 2020
	(Euros in thousands)
Cash and cash equivalents	10,410	42,528
Financial assets	—	—

Total assets exposed to the risk	10,410	42,528

Conversion rate EUR/USD as reporting date 1/1.13260
Cash, cash equivalents and financial assets Immatics GmbH held in USD

	As of
	December 31, 2021	December 31, 2020
	(Euros in thousands)
Cash and cash equivalents	11,787	6,788
Financial assets	—	24,448

Total assets exposed to the risk	11,787	31,236

Summary of Sensitivity Analysis of Foreign Currency Risk
Sensitivity analysis Immatics N.V.:

	Conversion rate	Profit/(loss)	Carrying amount
	(Euros in thousands)

Euro weakens by 1% against U.S. dollars	1.1439	(103)	10,307
Euro strengths by 1% against U.S. dollars	1.1213	105	10,516
Euro weakens by 5% against U.S. dollars	1.1892	(496)	9,915
Euro strengths by 5% against U.S. dollars	1.0760	548	10,958
Euro weakens by 10% against U.S. dollars	1.2459	(946)	9,464
Euro strengths by 10% against U.S. dollars	1.0193	1,157	11,567
Sensitivity analysis Immatics GmbH:

	Conversion rate	Profit/(loss)	Carrying amount
	(Euros in thousands)

Euro weakens by 1% against U.S. dollars	1.1439	(117)	11,670
Euro strengths by 1% against U.S. dollars	1.1213	119	11,906
Euro weakens by 5% against U.S. dollars	1.1892	(561)	11,225
Euro strengths by 5% against U.S. dollars	1.0760	620	12,407
Euro weakens by 10% against U.S. dollars	1.2459	(1,072)	10,715
Euro strengths by 10% against U.S. dollars	1.0193	1,310	13,096
Sensitivity analysis Immatics N.V.:

	Conversion rate	Profit/ (loss)	Carrying amount
	(Euros in thousands)
Euro weakens by 1% against U.S. dollars	1.2394	(421)	42,107
Euro strengths by 1% against U.S. dollars	1.2148	430	42,958
Euro weakens by 5% against U.S. dollars	1.2885	(2,025)	40,503
Euro strengths by 5% against U.S. dollars	1.1657	2,238	44,766
Euro weakens by 10% against U.S. dollars	1.3498	(3,866)	38,662
Euro strengths by 10% against U.S. dollars	1.1044	4,725	47,253
Sensitivity analysis Immatics GmbH:

	Conversion rate	Profit/ (loss)	Carrying amount
	(Euros in thousands)
Euro weakens by 1% against U.S. dollars	1.2394	(309)	30,927
Euro strengths by 1% against U.S. dollars	1.2148	316	31,552
Euro weakens by 5% against U.S. dollars	1.2885	(1,487)	29,749
Euro strengths by 5% against U.S. dollars	1.1657	1,644	32,880
Euro weakens by 10% against U.S. dollars	1.3498	(2,840)	28,396
Euro strengths by 10% against U.S. dollars	1.1044	3,471	34,707

Summary of Liquidity Risk
As of December 31, 2021, and 2020, the Group held the following funds which are expected to generate cash inflows in time, to counteract liquidity risk.

	As of
	December 31, 2021	December 31, 2020
	(Euros in thousands)

Cash and cash equivalents	132,994	207,530
Bonds	12,123	—
Short-term deposits	—	24,448

Total funds available	145,117	231,978